Segment Reporting - Reconciliation from Operating Profit to Income Before Income Taxes of Unconsolidated Subsidiaries and Affiliates Under US GAAP (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Segment Reporting [Abstract]
Net income (loss)	$ 1,099	$ 290	[1],[2]	$ (261)	[2]
Income tax (expense)	417	457	[2]	297	[2]
Interest expenses of Industrial Activities, net of interest income and eliminations	368	482		541
Foreign exchange (gains) losses, net	171	124		142
Finance and non-service component of Pension and other post-employment benefit costs	(15)	102		107
Restructuring expenses	61	93	[2]	44	[2]
Venezuelan re-measurement and impairment of assets, and 2017 year-end deconsolidation of Venezuelan operations	0	92		34
Chinese joint venture restructuring	0	0		9
European Commission settlement	0	0		551
Adjusted EBIT	2,101	1,640		1,464
Depreciation and Amortization	703	725		716
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	634	625	[1]	545
Adjusted EBITDA	$ 3,438	$ 2,990		$ 2,725

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).
[2]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).